[AMERICAN GENERAL LIFE INSURANCE COMPANY LETTERHEAD]

VIA EDGAR TRANSMISSION

May 1, 2024

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:   Variable Separate Account ("Registrant")
      American General Life Insurance Company ("Depositor")
      Certification Pursuant to Rule 497(j) of the Securities Act of 1933 (Investment Company Act Number 811-03859)
      (Central Index Key 0000729522)

FILE NUMBER     PRODUCT NAME
-----------     ------------
333-223017	Polaris Advisory
333-185762	Polaris Platinum III
333-185778	Polaris Preferred Solution Non-Rew/Polaris Preferred Solution Rew
333-185787	Polaris Retirement Protector
333-185784	Polaris Choice IV
333-185837	Polaris Choice II/Polaris Choice III
333-185840	Polaris Choice III
333-185798	Polaris
333-185799	Polaris II
333-185775	Polaris Platinum II
333-185838	Polaris Platinum II

Members of the Commission:

In accordance with Rule 497(j) under the Securities Act of 1933, on behalf of the Registrant, we hereby certify that:

1. In connection with the above-referenced Registration Statements, the form of Prospectuses and Statements of Additional Information that would have been filed under Rule 497(c) under the Securities Act of 1933 would not have differed from that contained in the most recent Registration Statements or amendments, and

2. The text of the most recent Registration Statements or amendments has been filed with the Commission electronically.

You may direct any questions regarding this filing to the undersigned at
(310) 772-6505.

Very truly yours,

/s/ Kyoko Rossman
Kyoko Rossman
Senior Director, Legal Services